Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2015 Fund - Fidelity Managed Retirement 2015 Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	11.00%
Annual Return 2021	5.42%
Annual Return 2022	(13.43%)
Annual Return 2023	9.72%